Acquisitions - Schedule of Acquired Intangible Assets (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Core deposit intangibles, Gross Carrying Amount	$ 3,060,000
Core deposit intangibles, Accumulated Amortization	$ (362,000)	$ 0